Fair Value Measurement (Details Narrative) (10-K) - Transaction Date [Member]	Dec. 31, 2019 Integer $ / shares
Stock price | $ / shares	$ 4.20
Minimum [Member] | Measurement Input, Price Volatility [Member]
Derivative liability, input	140.95
Maximum [Member] | Measurement Input, Price Volatility [Member]
Derivative liability, input	166.60